RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Contributions (Details) - EBP 025 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Company contributions	$ 39,636,816	$ 30,756,780
Amounts allocated to excess contributions	0	910
Contributions per Form 5500	$ 39,636,816	$ 30,757,690